Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	[2]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (Loss) from Continuing Operations before Income Taxes
U.S. income before income taxes											$ 20,911	$ 21,519	$ 10,244
Foreign income (loss) before income taxes											(1,099)	(827)	111
Segment Contribution	$ 4,248		$ 6,408	$ 6,560	$ 7,131	$ 7,532		$ 5,923	$ 5,773	$ 5,557	$ 19,812	$ 20,692	$ 10,355

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).